Condensed Consolidated Statements of Shareholders’ Equity (Deficit) (Unaudited) - USD ($) $ in Thousands	Series A Preferred Stock	Class A Common Stock	Class B Common Stock	Class C Common Stock	Redeemable Noncontrolling Interest	Members Units	Treasury Stock	Paid-in Capital	Accumulated Deficit	Total
Beginning balance at Dec. 31, 2020					$ 1,351	$ 1		$ 14,168	$ (30,534)	$ (15,014)
Beginning balance (in Shares) at Dec. 31, 2020						122,500,000
Share-based compensation expense								318		318
Investment in Intuitive Aviation					(1,351)			(149)		(1,500)
Net loss attributable to redeemable noncontrolling interests									(35,648)	(35,648)
Ending balance at Dec. 31, 2021						$ 1		14,337	(66,182)	(51,844)
Ending balance (in Shares) at Dec. 31, 2021						122,500,000
Share-based compensation expense								385		385
Share-based compensation expense (in Shares)						500
Net loss attributable to redeemable noncontrolling interests									(18,828)	(18,828)
Ending balance at Sep. 30, 2022						$ 1		14,722	(85,010)	(70,287)
Ending balance (in Shares) at Sep. 30, 2022						122,500,500
Beginning balance at Dec. 31, 2021						$ 1		14,337	(66,182)	(51,844)
Beginning balance (in Shares) at Dec. 31, 2021						122,500,000
Share-based compensation expense								624		624
Issuance of units								6		6
Issuance of units (in Shares)						5,500
Net loss attributable to redeemable noncontrolling interests									(6,405)	(6,405)
Ending balance at Dec. 31, 2022						$ 1		14,967	(72,587)	(57,619)
Ending balance (in Shares) at Dec. 31, 2022						122,505,500
Beginning balance at Jun. 30, 2022						$ 1		14,577	(73,078)	(58,500)
Beginning balance (in Shares) at Jun. 30, 2022						122,500,000
Share-based compensation expense								145		145
Share-based compensation expense (in Shares)						500
Net loss attributable to redeemable noncontrolling interests									(11,932)	(11,932)
Ending balance at Sep. 30, 2022						$ 1		14,722	(85,010)	(70,287)
Ending balance (in Shares) at Sep. 30, 2022						122,500,500
Beginning balance at Dec. 31, 2022						$ 1		14,967	$ (72,587)	(57,619)
Beginning balance (in Shares) at Dec. 31, 2022						122,505,500
Issuance of series A preferred stock	$ 25,827
Issuance of series A preferred stock (in Shares)	26,000
Cumulative preferred dividends	$ 1,657
Share-based compensation expense								2,647
Member distributions								3,168
Member distributions (in Shares)		64,328		268,824
Cumulative preferred dividends								(1,657)
Accretion of preferred stock discount	22							(22)
Class A common stock issued related to Private Placement (Note 9)
Class A common stock issued related to Private Placement (Note 9) (in Shares)		4,705,883
Class A common stock issued for stock options exercised								(314)
Class A common stock issued for stock options exercised (in Shares)		155,722
Class A common stock issued for Class B canceled
Class A common stock issued for Class B canceled (in Shares)		10,566	(10,566)
Partner capital								196
Subsequent remeasurement of redeemable noncontrolling interests								(84,480)
Establishment of redeemable noncontrolling interests					(85,865)
Subsequent remeasurement of redeemable noncontrolling interests					382,233
Issuance of units								22
Issuance of units (in Shares)						21,500
Share-based compensation expense								101
Net loss attributable to redeemable noncontrolling interests					(37,635)					10,426
Effects of Business Combination
Recapitalization		$ 2		$ 6		$ (1)		47,438
Recapitalization (in Shares)		13,736,932	10,566	68,140,188		(122,527,000)
Conversion of SAFE Agreements								20,667
Conversion of SAFE Agreements (in Shares)		2,066,666
Issuance of warrants to preferred shareholders								173
Transaction costs								(24,445)
Establishment of the earn-out liabilities								(99,659)
Establishment of noncontrolling interests								85,865
Activities subsequent to the Business Combination
Repurchase of common stock							(12,825)
Class A common stock issued for warrants exercised								16,124
Class A common stock issued for warrants exercised (in Shares)		1,402,106
Recapitalization adjustment (Note 3)								(1,000)
Issuance of Class A Common Stock related to CEF (Notes 3)								834
Issuance of Class A Common Stock related to CEF (Notes 3) (in Shares)		95,785
Issuance of Class C common stock related to earn-out awards (Note 3)				$ 1				19,375
Issuance of Class C common stock related to earn-out awards (Note 3) (in Shares)				2,500,000
Other
Ending balance at Sep. 30, 2023	$ 27,506	$ 2		$ 7	258,733		(12,825)
Ending balance (in Shares) at Sep. 30, 2023	26,000	22,237,988		70,909,012
Beginning balance at Jun. 30, 2023	$ 26,823	$ 2		$ 7	578,630		(12,825)
Beginning balance (in Shares) at Jun. 30, 2023	26,000	17,301,489	10,566	70,640,188
Issuance of series A preferred stock
Cumulative preferred dividends	674
Share-based compensation expense								1,556
Member distributions								3,168
Member distributions (in Shares)		64,328		268,824
Cumulative preferred dividends								(674)
Accretion of preferred stock discount	9							(9)
Class A common stock issued related to Private Placement (Note 9)
Class A common stock issued related to Private Placement (Note 9) (in Shares)		4,705,883
Class A common stock issued for stock options exercised								(314)
Class A common stock issued for stock options exercised (in Shares)		155,722
Class A common stock issued for Class B canceled
Class A common stock issued for Class B canceled (in Shares)		10,566	(10,566)
Partner capital								196
Subsequent remeasurement of redeemable noncontrolling interests								(3,923)
Establishment of redeemable noncontrolling interests
Subsequent remeasurement of redeemable noncontrolling interests					(301,342)
Net loss attributable to redeemable noncontrolling interests					(18,555)					$ 15,096
Ending balance at Sep. 30, 2023	$ 27,506	$ 2		$ 7	$ 258,733		$ (12,825)
Ending balance (in Shares) at Sep. 30, 2023	26,000	22,237,988		70,909,012